Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Borrowings [abstract]
Trade receivables	¥ 24,571	¥ 18,229
Receivables from financial services	1,047,676	1,038,177
Inventories	17,528
Property, plant and equipment	58,720	61,644
Total	¥ 1,148,495	¥ 1,118,050